Performance Management	Apr. 29, 2026
Baillie Gifford Emerging Markets ETF | Baillie Gifford Emerging Markets ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with broad measure of market performance. Information on the Fund’s investment performance after the Fund has commenced investment operations can be obtained by visiting www.bailliegifford.com/ETFs. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new and therefore has no performance history.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs
Baillie Gifford International Alpha ETF | Baillie Gifford International Alpha ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with broad measure of market performance. Information on the Fund’s investment performance after the Fund has commenced investment operations can be obtained by visiting www.bailliegifford.com/ETFs. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new and therefore has no performance history.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Mutual Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Mutual Fund, which are substantially similar to those of the Fund, and the Predecessor Mutual Fund has the same portfolio management team as that of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Institutional Class shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Institutional Class shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index). The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance. Absent any applicable fee waivers and/or expense limitations (which had applied to the Predecessor Mutual Fund since inception), performance would have been lower for the Predecessor Mutual Fund. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Institutional Class shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Institutional Class shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index).
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”).
Bar Chart [Heading]	Annual Total Returns – Predecessor Mutual Fund’s Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 44.43% (Q2, 2020) Lowest Quarterly Return: ‑24.10% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	44.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(24.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for the Predecessor Mutual Fund’s Institutional Class shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund’s (and Predecessor Mutual Fund’s) comparative index is provided in the section of the Prospectus entitled “Additional Performance Information.”

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2025	1 Year	5 Years	Since Predecessor Mutual Fund Inception (12/14/2017)
Institutional Class Returns Before Taxes	16.56%	‑0.74%	11.52%
Institutional Class Returns After Taxes on Distributions	16.56%	‑2.24%	8.59%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	9.80%	‑0.84%	9.18%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI ex USA Index(1)	33.11%	8.45%	7.55%
(1)

The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Predecessor Mutual Fund’s Institutional Class shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund’s investment performance can be obtained by visiting www.bailliegifford.com/ETFs.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Mutual Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Mutual Fund, which are substantially similar to those of the Fund, and the Predecessor Mutual Fund has the same portfolio management team as that of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Class 2 shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Class 2 shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index). The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Class 2 shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Class 2 shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index).
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”).
Bar Chart [Heading]	Annual Total Returns – Predecessor Mutual Fund’s Class 2 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 44.24% (Q2, 2020) Lowest Quarterly Return: ‑28.24% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	44.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(28.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Narrative

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for the Predecessor Mutual Fund’s Class 2 shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund’s (and Predecessor Mutual Fund’s) comparative index is provided in the section of the Prospectus entitled “Additional Performance Information.”

Performance Table Uses Highest Federal Rate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	16.38%	1.91%	15.77%
Class 2 Returns After Taxes on Distributions	16.38%	1.49%	15.04%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	9.70%	1.38%	13.21%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(1)	22.87%	11.70%	12.27%
(1)

The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Predecessor Mutual Fund’s Class 2 shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated information on the Fund’s investment performance can be obtained by visiting www.bailliegifford.com/ETFs.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with broad measure of market performance. Information on the Fund’s investment performance after the Fund has commenced investment operations can be obtained by visiting www.bailliegifford.com/ETFs. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new and therefore has no performance history.
Performance Availability Website Address [Text]	www.bailliegifford.com/ETFs